B1 Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Summary of Operating Segments
Operating segments 2020
				Emerging
		Digital	Managed	Business	Total
	Networks	Services	Services	and Other	Segments	Group
Segment sales	165,978	37,324	22,600	6,488	232,390	232,390
Net sales	165,978	37,324	22,600	6,488	232,390	232,390

Gross income	72,413	15,637	4,012	1,662	93,724	93,724
Gross margin (%)	43.6%	41.9%	17.8%	25.6%	40.3%	40.3%

Operating income (loss)	30,851	(2,206)	1,563	(2,400)	27,808	27,808
Operating margin (%)	18.6%	(5.9)%	6.9%	(37.0)%	12.0%	12.0%
Financial income and expenses, net						(596)
Income after ﬁnancial items						27,212
Income tax						(9,589)
Net income						17,623

Other segment items
Share in earnings of JV and associated companies	37	28	5	(368)	(298)	(298)
Amortizations	(775)	(607)	(5)	(602)	(1,989)	(1,989)
Depreciations	(3,764)	(1,252)	(386)	(587)	(5,989)	(5,989)
Impairment losses	(494)	(119)	(25)	(58)	(696)	(696)
Restructuring expenses	(746)	(19)	(258)	(283)	(1,306)	(1,306)
Gains/losses on sale of investments and operations	(129)	12	5	(29)	(141)	(141)

Note B1, cont’d.

Operating segments 2019
				Emerging
		Digital	Managed	Business	Total
	Networks	Services	Services	and Other	Segments	Group
Segment sales	155,009	39,857	25,565	6,785	227,216	227,216
Net sales	155,009	39,857	25,565	6,785	227,216	227,216

Gross income	64,717	14,836	3,990	1,281	84,824	84,824
Gross margin (%)	41.8%	37.2%	15.6%	18.9%	37.3%	37.3%

Operating income (loss)	24,767	(4,027)	2,309	(12,485)	10,564	10,564
Operating margin (%) 1)	16.0%	(10.1%)	9.0%	(184.0%)	4.6%	4.6%
Financial income and expenses, net						(1,802)
Income after ﬁnancial items						8,762
Income tax						(6,922)
Net income						1,840

Other segment items
Share in earnings of JV and associated companies	26	41	3	(405)	(335)	(335)
Amortizations	(517)	(1,413)	(5)	(603)	(2,538)	(2,538)
Depreciations	(3,604)	(1,478)	(413)	(566)	(6,061)	(6,061)
Impairment losses	(295)	(128)	(24)	(43)	(490)	(490)
Restructuring expenses	(68)	(614)	(45)	(71)	(798)	(798)
Gains/losses on sale of investments and operations	(225)	(2)	(12)	936	697	697

1) Includes costs of SEK -10.7 billion in 2019 related to the resolution of the US SEC and DOJ investigations.

Operating segments 2018
				Emerging
		Digital	Managed	Business	Total
	Networks	Services	Services	and Other	Segments	Group
Segment sales	138,570	38,089	25,770	8,409	210,838	210,838
Net sales	138,570	38,089	25,770	8,409	210,838	210,838

Gross income	55,153	8,318	2,886	1,843	68,200	68,200
Gross margin (%)	39.8%	21.8%	11.2%	21.9%	32.3%	32.3%

Operating income (loss)	19,421	(13,852)	1,093	(5,420)	1,242	1,242
Operating margin (%)	14.0%	(36.4%)	4.2%	(64.5%)	0.6%	0.6%
Financial income and expenses, net						(2,705)
Income after ﬁnancial items						(1,463)
Income tax						(4,813)
Net income (loss)						(6,276)

Other segment items
Share in earnings of JV and associated companies	28	27	3	—	58	58
Amortizations	(830)	(2,295)	(14)	(807)	(3,946)	(3,946)
Depreciations	(1,717)	(933)	(169)	(456)	(3,275)	(3,275)
Impairment losses	(308)	(406)	(29)	(354)	(1,097)	(1,097)
Restructuring expenses	(1,781)	(5,366)	(276)	(592)	(8,015)	(8,015)
Gains/losses on sale of investments and operations	(132)	(36)	(57)	—	(225)	(225)

Summary of Products and Services by Segment
Products and Services by Segments
				Emerging
		Digital	Managed	Business	Total
	Networks	Services	Services	and Other	Segments
2020
Products	122,229	20,447	81	3,429	146,186
Services	43,749	16,877	22,519	3,059	86,204
Total	165,978	37,324	22,600	6,488	232,390
2019
Products	109,122	21,480	11	3,553	134,166
Services	45,887	18,377	25,554	3,232	93,050
Total	155,009	39,857	25,565	6,785	227,216
2018
Products	96,931	20,458	—	4,036	121,425
Services	41,639	17,631	25,770	4,373	89,413
Total	138,570	38,089	25,770	8,409	210,838

Summary of Geographical Information
Market area 2020
	Net sales					Non-current assets 4)
	Networks	Digital Services	Managed Services	Emerging Business and Other	Total	Total
South East Asia, Oceania and India	21,464	4,329	4,219	36	30,048	812
North East Asia 3)	27,120	5,124	831	259	33,334	2,648
North America 2)	62,199	7,979	3,529	68	73,775	12,749
Europe and Latin America 1)	33,257	11,954	10,167	367	55,745	49,895
Middle East and Africa	13,281	6,144	3,854	19	23,298	140
Other 1) 2) 3) 5)	8,657	1,794	—	5,739	16,190	—
Total	165,978	37,324	22,600	6,488	232,390	66,244
1) Of which in EU 5)					29,501	48,133
Of which in Sweden 5)					1,123	43,627
2) Of which in the United States 5)					77,835	11,533
3) Of which in China 5)					18,745	2,136

4)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.
5)	Including IPR licensing revenue reported under Other above.

Market area 2019
	Net sales					Non-current assets 4)
	Networks	Digital Services	Managed Services	Emerging Business and Other	Total	Total
South East Asia, Oceania and India	21,850	4,033	3,836	57	29,776	1,199
North East Asia 3)	20,339	4,857	1,026	178	26,400	2,881
North America 2)	55,808	9,646	4,673	96	70,223	11,570
Europe and Latin America 1)	33,884	12,571	12,149	402	59,006	45,832
Middle East and Africa	14,604	7,015	3,881	25	25,525	151
Other 1) 2) 3) 5)	8,524	1,735	—	6,027	16,286	—
Total	155,009	39,857	25,565	6,785	227,216	61,633
1) Of which in EU 5)					35,729	44,306
Of which in Sweden 5)					589	38,313
2) Of which in the United States 5)					73,279	10,176
3) Of which in China 5)					15,860	2,402

4)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.
5)	Including IPR licensing revenue reported under Other above.

Market area 2018
	Net sales					Non-current assets 4)
	Networks	Digital Services	Managed Services	Emerging Business and Other	Total	Total
South East Asia, Oceania and India	21,337	4,824	3,388	40	29,589	445
North East Asia 3)	15,915	4,849	1,465	80	22,309	1,833
North America 2)	46,452	8,358	3,680	96	58,586	9,397
Europe and Latin America 1) 6)	33,887	12,172	13,191	313	59,563	39,481
Middle East and Africa 6)	13,826	6,451	4,046	15	24,338	50
Other 1) 2) 3) 5)	7,153	1,435	—	7,865	16,453	—
Total	138,570	38,089	25,770	8,409	210,838	51,206
1) Of which in EU 5)					35,941	38,423
Of which in Sweden 5)					2,315	34,434
2) Of which in the United States 5)					61,446	8,349
3) Of which in China 5)					14,601	1,525

4)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.
5)	Including IPR licensing revenue reported under Other above.
6)	2018 is restated due to a change in 2019 where sales reported on Morocco is reported on market area Middle East and Africa (earlier Europe and Latin America).